                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: _____________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

    /s/ Brian Kobelski      Andover, Massachusetts      November 10, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       70
Form 13F Information Table Value Total: $228,936
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                   9/30/2006

    Item 1:                 Item 2:             Item 3:  Item 4:  Item 5:             Item 6:           Item 7: Item 8:
                                                                                      Investment
                                                                                      Discretion                Voting Authority
                                                                                      ----------------- ------- -----------------
                                                         Market   Shrs Or
                                                          Value     Prn    Shrs/ Put/ Sole Shared Other Others  Sole Shared Other
    Security             Security Type           Cusip   (x1000)  Amount    PRN  Call (A)   (B)   (C )  Manager (A)   (B)   (C )
    --------     -----------------------       --------- ------- --------- ----- ---- ---- ------ ----- ------- ---- ------ -----
AES
 Corp/The.......            Common Stock       00130H105  7,646    375,000 Shrs        X                         X
AFC
 Enterprises....            Common Stock       00104Q107  1,155     80,000 Shrs        X                         X
AmeriCredit
 Corp...........            Common Stock       03060R101  2,749    110,000 Shrs        X                         X
Ameristar
 Casinos
 Inc............            Common Stock       03070Q101  2,620    120,697 Shrs        X                         X
Anadarko Pete
 Corp...........            Common Stock       032511107    438     10,000 Shrs        X                         X
Apache Corp.....            Common Stock       037411105  1,264     20,000 Shrs        X                         X
Aurora Oil &
 Gas Corp.......            Common Stock       052036100    496    162,200 Shrs        X                         X
Bally
 Technologies
 Inc............            Common Stock       05874B107  1,584     90,000 Shrs        X                         X
Blount
 International
 Inc............            Common Stock       095180105  1,854    185,000 Shrs        X                         X
Boyd Gaming
 Corp...........            Common Stock       103304101  1,345     35,000 Shrs        X                         X
Carnival
 Corp...........              Paired CTF       143658300  2,816     59,882 Shrs        X                         X
Chesapeake
 Energy
 Corp...........            Common Stock       165167107  1,014     35,000 Shrs        X                         X
Denbury
 Resources
 Inc............            Common Stock       247916208    578     20,000 Shrs        X                         X
Dover
 Motorsports
 Inc............            Common Stock       260174107  2,724    502,500 Shrs        X                         X
Dynegy Inc......            Common Stock       26816Q101  1,247    225,000 Shrs        X                         X
EchoStar
 Communications
 New............                     CLA       278762109 35,687  1,090,000 Shrs        X                         X
El Paso Corp....            Common Stock       28336L109  1,023     75,000 Shrs        X                         X
Equitable
 Resources
 Inc............            Common Stock       294549100    833     23,800 Shrs        X                         X
Famous Dave's
 Of America
 Inc............            Common Stock       307068106    903     59,400 Shrs        X                         X
Genesis Energy
 LP.............          Unit Ltd Partn       371927104  1,032     66,000 Shrs        X                         X
Hilton Hotels
 Corp...........            Common Stock       432848109  2,228     80,000 Shrs        X                         X
Isle of Capri
 Casinos
 Inc............            Common Stock       464592104 16,322    775,000 Shrs        X                         X
Level 3
 Communications
 Inc............            Common Stock       52729N100  4,280    800,000 Shrs        X                         X
Lodgenet
 Entertainment
 Corp...........            Common Stock       540211109  1,036     54,869 Shrs        X                         X
MTR Gaming
 Group Inc......            Common Stock       553769100 10,892  1,160,000 Shrs        X                         X
Magna
 Entertainment
 Corp...........            Common Stock       559211107  1,286    274,148 Shrs        X                         X
Multimedia
 Games Inc......            Common Stock       625453105    863     95,000 Shrs        X                         X
Nevada Gold &
 Casinos
 Inc............                 Com New       64126Q206  2,198    455,000 Shrs        X                         X
Newfield
 Exploration
 Co.............            Common Stock       651290108    964     25,000 Shrs        X                         X
Owens-Illinois
 Inc............            Common Stock       690768403    308     20,000 Shrs        X                         X
Peabody Energy
 Corp...........            Common Stock       704549104    920     25,000 Shrs        X                         X
Penn National
 Gaming
 Inc............            Common Stock       707569109  2,911     79,700 Shrs        X                         X
Portland General
 Electric Co....                 Com New       736508847  4,028    165,000 Shrs        X                         X
Regeneration
 Tech Inc
 Del............            Common Stock       75886N100  1,123    160,000 Shrs        X                         X
Reliant Energy
 Inc............            Common Stock       75952B105  1,169     95,000 Shrs        X                         X
Royal Caribbean
 Cruises
 Ltd............            Common Stock       V7780T103    776     20,000 Shrs        X                         X
Select Comfort
 Corp...........            Common Stock       81616X103  1,547     70,700 Shrs        X                         X
Staar Surgical
 Co............. Com Par $           .01       852312305  4,641    617,180 Shrs        X                         X
Station Casinos
 Inc............            Common Stock       857689103  3,077     53,200 Shrs        X                         X
TECO Energy
 Inc............            Common Stock       872375100  1,565    100,000 Shrs        X                         X
Tivo Inc........            Common Stock       888706108    788    103,800 Shrs        X                         X
US Airways
 Group Inc/
 NEW............            Common Stock       90341W108  9,531    215,000 Shrs        X                         X
Vonage Hldgs
 Corp...........            Common Stock       92886T201  6,639    965,000 Shrs        X                         X
WMS Industries
 Inc............            Common Stock       929297109    292     10,000 Shrs        X                         X
Williams Cos
 Inc............            Common Stock       969457100 16,948    710,000 Shrs        X                         X
Wyndham
 Worldwide
 Corp...........            Common Stock       98310W108  1,678     60,000 Shrs        X                         X
Magna
 Entertainment
 Corp...........               Note 7.25% 12/1 559211AC1    975  1,000,000  PRN        X                         X
Anadarko Pete
 Corp...........            Common Stock       032511107  1,096     25,000 Call        X                         X
Boyd Gaming
 Corp...........            Common Stock       103304101  1,922     50,000 Call        X                         X
Carnival
 Corp...........              Paired CTF       143658300  2,352     50,000 Call        X                         X
Carnival
 Corp...........              Paired CTF       143658300  4,703    100,000 Call        X                         X
Diamond TR......              Unit Ser 1       252787106  3,502     30,000 Call        X                         X
EchoStar
 Communications
 New............                     CLA       278762109  3,274    100,000 Call        X                         X
Fortune Brands
 Inc............            Common Stock       349631101  3,756     50,000 Call        X                         X
Isle of Capri
 Casinos
 Inc............            Common Stock       464592104  1,053     50,000 Call        X                         X
Isle of Capri
 Casinos
 Inc............            Common Stock       464592104  2,106    100,000 Call        X                         X
Isle of Capri
 Casinos
 Inc............            Common Stock       464592104  3,896    185,000 Call        X                         X
Isle of Capri
 Casinos
 Inc............            Common Stock       464592104  1,053     50,000 Call        X                         X
Las Vegas
 Sands
 Corp...........            Common Stock       517834107    684     10,000  Put        X                         X
Nasdaq 100
 TR.............              Unit Ser 1       631100104  3,049     75,000  Put        X                         X
Royal Caribbean
 Cruises
 Ltd............            Common Stock       V7780T103  1,941     50,000 Call        X                         X
Royal Caribbean
 Cruises
 Ltd............            Common Stock       V7780T103  3,881    100,000 Call        X                         X
Royal Caribbean
 Cruises
 Ltd............            Common Stock       V7780T103  1,941     50,000 Call        X                         X
Royal Caribbean
 Cruises
 Ltd............            Common Stock       V7780T103  3,881    100,000 Call        X                         X
SPDR TR.........              Unit Ser 1       78462F103  2,672     20,000 Call        X                         X
Station Casinos
 Inc............                    Call       857689103  2,892     50,000 Call        X                         X
WMS Industries
 Inc............                    Call       929297109  2,921    100,000 Call        X                         X
Williams Cos
 Inc............                    Call       969457100  2,387    100,000 Call        X                         X
Williams Cos
 Inc............                    Call       969457100  2,387    100,000 Call        X                         X
Ishare TR.......            Russell 2000       464287655  3,600     50,000  Put        X                         X

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